Patent Finance Obligation - Current and Long-Term Portions of Obligations (Parenthetical) (Detail)	0 Months Ended	12 Months Ended
	Oct. 19, 2012	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument, maturity date	Oct. 18, 2017	Jun. 18, 2023
Patent Finance Obligation, Due November 26, 2015 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Nov. 26, 2015
Patent Finance Obligation, Due December 27, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date			Dec. 27, 2014
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Jun. 18, 2023	Jun. 18, 2023
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Aug. 18, 2018	Aug. 18, 2018